FEDERATED MAX-CAP INDEX FUND
      CLASS C SHARES
      CLASS K SHARES
      INSTITUTIONAL SHARES
      INSTITUTIONAL SERVICE SHARE
FEDERATED MID-CAP INDEX FUND
FEDERATED MINI-CAP INDEX FUND
      CLASS C SHARES
      INSTITUTIONAL SHARES
Portfolio of Federated Index Trust

SUPPLEMENT TO CURRENT PROSPECTUSES DATED DECEMBER 31, 2006.



   Under the section entitled "Portfolio Management Information" please delete the biography of John W. Harris.









                                                       July 9, 2007




Cusip 31420E502
Cusip 31420E809
Cusip 31420E106
Cusip 31420E403
Cusip 31420E205
Cusip 31420E601
Cusip 31420E304

37094 (7/07)








                                      - 1 -



FEDERATED MAX-CAP INDEX FUND
      CLASS C SHARES
      CLASS K SHARES
      INSTITUTIONAL SHARES
      INSTITUTIONAL SERVICE SHARE
FEDERATED MID-CAP INDEX FUND
FEDERATED MINI-CAP INDEX FUND
      CLASS C SHARES
      INSTITUTIONAL SHARES
Portfolios of Federated Index Trust

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2006.



   Under the section entitled "Portfolio Management Information" please delete the information related to John W. Harris.









                                                       July 9, 2007




Cusip 31420E502
Cusip 31420E809
Cusip 31420E106
Cusip 31420E403
Cusip 31420E205
Cusip 31420E601
Cusip 31420E304

37095 (7/07)








                                      - 1 -